Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of operating lease obligations

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
	(Unaudited)	(Unaudited)
2024 (remaining six months)	463,434	65,027
2025	464,565	65,186
2026	223,563	31,369
2027	-	-
2028	-	-
Total lease payments	1,151,562	161,582
Less: Interest	64,614	9,067
Present value of lease liabilities	1,086,948	152,515